CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] CNY (¥)	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2022	¥ 3,095,829		¥ 115				¥ 7,915,899		¥ (64,062)		¥ 40,380		¥ (4,796,503)
Beginning balance, Shares at Dec. 31, 2022 | shares			172,858,544	172,858,544
Net loss	(7,298)												(7,298)
Transfer to statutory reserves											9,845		(9,845)
Share-based compensation	58,353						58,353
Option exercised and restricted stock units vested	11		¥ 1		¥ 5,314		(5,304)
Option exercised and restricted stock units vested, Shares | shares			2,498,091	2,498,091
Repurchase of ordinary shares	(90,492)				(90,492)
Repurchase of ordinary shares, Shares | shares			(3,244,745)	(3,244,745)
Deconsolidation of a subsidiary	19,009						19,009
Foreign currency translation adjustments	29,804								29,804
Unrealized gains on available-for-sale investments	25,792								25,792
Transfer to statements of operations of realized gains on available-for-sale investments	(24,743)								(24,743)
Ending balance at Dec. 31, 2023	3,106,265		¥ 116		(85,178)		7,987,957		(33,209)		50,225		(4,813,646)
Ending balance, Shares at Dec. 31, 2023 | shares			172,111,890	172,111,890
Net loss	(1,048,954)												(1,048,954)
Transfer to statutory reserves											15,817		(15,817)
Share-based compensation	53,217						53,217
Option exercised and restricted stock units vested					49,753		(49,753)
Option exercised and restricted stock units vested, Shares | shares			1,917,933	1,917,933
Repurchase of ordinary shares	(207,441)				(207,441)
Repurchase of ordinary shares, Shares | shares			(5,406,598)	(5,406,598)
Foreign currency translation adjustments	22,894								22,894
Unrealized gains on available-for-sale investments	29,497								29,497
Transfer to statements of operations of realized gains on available-for-sale investments	(22,014)								(22,014)
Ending balance at Dec. 31, 2024	1,933,464		¥ 116		(242,866)		7,991,421		(2,832)		66,042		(5,878,417)
Ending balance, Shares at Dec. 31, 2024 | shares			168,623,225	168,623,225
Net loss	(323,307)	$ (46,232)											(323,307)
Share-based compensation	39,218						39,218
Option exercised and restricted stock units vested					89,261		(89,261)
Option exercised and restricted stock units vested, Shares | shares			1,904,192	1,904,192
Repurchase of ordinary shares	(342,527)				(342,527)
Repurchase of ordinary shares, Shares | shares			(10,548,253)	(10,548,253)
Assets acquisition	(7,106)						(7,106)
Business combination	(757)						(757)
Deconsolidation of a subsidiary							19,009
Foreign currency translation adjustments	(42,650)								(42,650)
Unrealized gains on available-for-sale investments	28,705								28,705
Transfer to statements of operations of realized gains on available-for-sale investments	(31,295)	(4,475)							(31,295)
Ending balance at Dec. 31, 2025	¥ 1,253,745	$ 179,284	¥ 116	$ 17	¥ (496,132)	$ (70,946)	¥ 7,933,515	$ 1,134,478	¥ (48,072)	$ (6,874)	¥ 66,042	$ 9,444	¥ (6,201,724)	$ (886,835)
Ending balance, Shares at Dec. 31, 2025 | shares			159,979,164	159,979,164